UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/05

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P.J. Schmidt Investment Management, Inc.
Address: W62 N570 Washington Avenue

         Cedarburg, WI 53012

13F File Number:28-5266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Phillip J. Schmidt
Title:    President
Phone:    (262) 377-0484
Signature, Place, and Date of Signing:

    Phillip J. Schmidt  Cedarburg, WI   JANUARY 27, 2006


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:      72

Form 13F Information Table Entry Total:       $201,920,000


List of Other Included Managers:

NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     2005    25869 SH       SOLE                                      25869
AT&T Inc.                      COM              00206r102     1015    41432 SH       SOLE                                      41432
Abbott Labs                    COM              002824100     3895    98776 SH       SOLE                                      98776
Amgen Inc                      COM              031162100      889    11274 SH       SOLE                                      11274
Anglogold Ashanti Ltd (4/04 na COM              035128206     3792    76865 SH       SOLE                                      76865
Assoc Banc-Corp                COM              045487105      489    15011 SH       SOLE                                      15011
BHP Billiton LTD               COM              088606108     3891   116435 SH       SOLE                                     116435
BP PLC                         COM              055622104     7824   121824 SH       SOLE                                     121824
Baker Hughes Inc               COM              057224107     4290    70580 SH       SOLE                                      70580
Bank of Hawaii Corp fmly Pacif COM              062540109      268     5200 SH       SOLE                                       5200
BellSouth Corp                 COM              079860102      257     9500 SH       SOLE                                       9500
CVS Corp                       COM              126650100      917    34700 SH       SOLE                                      34700
Caterpillar Inc                COM              149123101     3672    63556 SH       SOLE                                      63556
Chevron Corp                   COM              166764100     5245    92398 SH       SOLE                                      92398
Cisco Systems                  COM              17275R102      226    13175 SH       SOLE                                      13175
Citigroup Inc                  COM              172967101     1570    32349 SH       SOLE                                      32349
ConocoPhillips                 COM              20825c104     6604   113509 SH       SOLE                                     113509
Developers Diversified Rlty    COM              251591103     1608    34190 SH       SOLE                                      34190
Dominion Resources             COM              25746u109     4685    60684 SH       SOLE                                      60684
Duke Realty Corp               COM              264411505     1943    58161 SH       SOLE                                      58161
Emerson Elec                   COM              291011104      284     3800 SH       SOLE                                       3800
Enbridge Energy Partners L P   COM              29250r106     3107    70775 SH       SOLE                                      70775
Encana Corp                    COM              292505104     1581    35016 SH       SOLE                                      35016
Exxon Mobil Corp               COM              30231g102     8667   154302 SH       SOLE                                     154302
First American Bankshares      COM                             829     1600 SH       SOLE                                       1600
General Dynamics               COM              369550108     3262    28600 SH       SOLE                                      28600
General Electric               COM              369604103     8466   241532 SH       SOLE                                     241532
Goldcorp Inc                   COM              380956409     1931    86655 SH       SOLE                                      86655
Grainger W W                   COM              384802104      467     6575 SH       SOLE                                       6575
Gulf Keystone Petro            COM              g4209g100       19    15000 SH       SOLE                                      15000
HSBC Holdings PLC              COM              404280406      611     7595 SH       SOLE                                       7595
Health Care Realty Tr.         COM              421946104     2258    67879 SH       SOLE                                      67879
Home Depot                     COM              437076102     1102    27226 SH       SOLE                                      27226
IBM Corp                       COM              459200101     1818    22112 SH       SOLE                                      22112
Illinois Tool Works            COM              452308109     3541    40245 SH       SOLE                                      40245
Intel Corp                     COM              458140100     1894    75869 SH       SOLE                                      75869
J.P. Morgan Chase & Co         COM              46625h100      976    24592 SH       SOLE                                      24592
Johnson&Johnson                COM              478160104     6887   114588 SH       SOLE                                     114588
Kellogg Co                     COM              487836108     2357    54546 SH       SOLE                                      54546
Kimberly Clark                 COM              494368103      391     6550 SH       SOLE                                       6550
Kimco Rlty Corp                COM              49446r109      231     7200 SH       SOLE                                       7200
Liberty Property               COM              531172104     5436   126865 SH       SOLE                                     126865
Lockheed Martin Corp.          COM              539830109     3702    58173 SH       SOLE                                      58173
Marshall & Ilsley              COM              571834100     4652   108091 SH       SOLE                                     108091
McDonald's Corp                COM              580135101      381    11296 SH       SOLE                                      11296
McGraw-Hill                    COM              580645109      703    13608 SH       SOLE                                      13608
Microsoft Corp                 COM              594918104     2594    99207 SH       SOLE                                      99207
Newmont Mining Corp            COM              802176107     5511   103205 SH       SOLE                                     103205
Nokia Corp Spons ADR           COM              654902204      562    30735 SH       SOLE                                      30735
Northern Border Partners L P   COM              664785102     3981    94775 SH       SOLE                                      94775
Penn VA Resources              COM              707884102     2082    37465 SH       SOLE                                      37465
Pepsico, Inc.                  COM              713448108     4831    81767 SH       SOLE                                      81767
Petro Canada                   COM              71644e102      711    17735 SH       SOLE                                      17735
Pfizer Inc                     COM              717081103     3017   129389 SH       SOLE                                     129389
Plum Creek Timber Co. Inc      COM              729251108     4132   114632 SH       SOLE                                     114632
Procter & Gamble               COM              742718109     5391    93149 SH       SOLE                                      93149
Raytheon Co Com New            COM              755111507     1685    41970 SH       SOLE                                      41970
Royal Dutch Shell Cl A         COM              780259206     1085    17639 SH       SOLE                                      17639
Schlumberger                   COM              806857108     6530    67216 SH       SOLE                                      67216
Suncor Energy Inc              COM              867229106     8315   131706 SH       SOLE                                     131706
Sysco Corp                     COM              871829107     5295   170521 SH       SOLE                                     170521
U.S. Bancorp                   COM              902973304     3913   130909 SH       SOLE                                     130909
Union Pacific                  COM              907818108      762     9470 SH       SOLE                                       9470
United Parcel SVC Inc          COM              911312106     2893    38490 SH       SOLE                                      38490
United Tech Corp               COM              913017109      235     4200 SH       SOLE                                       4200
Verizon Comm. (Frmly GTE & Bel COM              92343v104     3442   114280 SH       SOLE                                     114280
Vodafone Group PLC             COM              92857w100      282    13115 SH       SOLE                                      13115
Walgreen Co                    COM              931422109     5927   133917 SH       SOLE                                     133917
Wells Fargo                    COM              949746101     3756    59784 SH       SOLE                                      59784
Wisconsin Energy               COM              976657106      248     6350 SH       SOLE                                       6350
Wyeth                          COM              983024100     3887    84370 SH       SOLE                                      84370
Oil Svc Holders                                 678002106      219 1700.000 SH       SOLE                                      61080

											FORM 13F INFORMATION TABLE